Weighted Average Common Shares (Details) - shares shares in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Weighted Average Common Shares [Abstract]
Antidilutive shares excluded from computation of diluted earnings per share	5.9	4.6	0.6
Basic shares outstanding	673.3	700.2	717.7
Dilutive shares	3.2	3.9	5.2
Diluted shares outstanding	676.5	704.1	722.9